SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,124,091	$ 2,141,174	$ 4,245,465	$ 4,130,341
Income tax expense	(25,460)	(16,593)	(59,861)	(27,587)
Interest expense	(18,788)	(19,748)	(36,736)	(41,460)
Depreciation	(22,388)	(23,142)	(44,236)	(47,445)
Amortization of intangible assets	(1,886)	(2,574)	(4,159)	(5,190)
Mark to market gains (losses)	2,214	(1,035)	5,084	(1,857)
(Loss) gain on asset sales	0	10,387	(31)	14,554
Gain (Loss) on Disposition of Business	1,995	0	75,945	0
Impairment of goodwill	0	0	(36,684)	0
Cyber-related incident	0	(571)	0	(5,321)
Other items	(74)	(190)	1,726	(863)
Income from continuing operations	56,047	63,745	127,534	98,734
Income (loss) from discontinued operations, net of income taxes	32,018	(11,438)	25,967	(25,944)
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	88,065	52,307	153,501	72,790
Net income	88,065	52,307	153,501	72,790
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(1,694)	(2,172)	(2,261)	(2,656)
Interest expense	(911)	(750)	(1,861)	(2,059)
Depreciation	(1,491)	(1,903)	(3,471)	(3,664)
Amortization of intangible assets	(550)	(645)	(1,103)	(1,256)
Other items	(341)	0	(338)	470
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	70,619	65,816	140,054	135,027
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	42,695	42,603	68,654	66,009
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	12,107	14,262	26,812	22,032
Impairment of goodwill			(36,684)
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,152,359	2,172,317	4,307,068	4,192,078
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	851,451	839,043	1,675,680	1,637,953
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	944,851	915,629	1,798,449	1,713,729
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	356,057	417,645	832,939	840,396
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (28,268)	$ (31,143)	$ (61,603)	$ (61,737)